UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska   68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/12

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

June 30, 2012

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

June 30, 2012

Annual Shareholder Letter

Dear Shareholder,

Over the past year, financial markets around the world gyrated wildly as economic fundamentals deteriorated while global central banks and financial leaders attempted to stem the tide with massive bailout programs and various forms of quantitative easing (QE).

The tug‐of‐war between the bulls and the bears rested on whether one believed that central bank intervention would be able to turn economic trends from negative back to positive, or would it merely delay the inevitable? This was an unusual time, as "proclamations" from political leaders were driving stock prices as much as, or perhaps more than, corporate fundamentals.

As of this writing, measures of economic activity for the United States, China, the European Union, Japan, India and much of Latin America show that growth has stalled and in some cases reversed into contraction.

This continuing weakness has resulted not only from the global decline in financial liquidity and bank lending, but from the continuing financial stresses arising from mismanaged currency unions, overly‐ indebted regional economies and over‐leveraged banking systems. In fact, over the past year, several additional potential "Black Swan" events were evident.

Among those most influencing market dynamics were the myriad aspects of the Arab Spring, a Greek default (along with other members of the "GIIPS" club), the Japanese earthquake/tsunami (on March11th, but the effects were felt throughout the year), a Chinese housing bubble (and the resultingrestrictive monetary policies), Iran's threats regarding the Straits of Hormuz, the U.S. debt ceiling debacle (recall that less than one year ago the U.S. lost its Triple‐A rating from S&P), the MF Global Bankruptcy, the Syrian conflict, and potential bank runs on EU‐member institutions as infighting among EU political leaders intensified.

Our models and indictors, which guide our asset allocation decisions, assessed these inputs and the collective conclusion was to tread carefully. Overall, we maintained a neutral‐to‐balanced investment stance over the past year; not overly committing capital in the face of potential major financial dislocations.

Clearly, we were defensive and allocated the portfolio accordingly. One of the main performance drivers was our decision to hold historically high cash levels in the face of the "Black Swan" risks mentioned earlier. Furthermore, credit yields were historically paltry (less than 2.0% for a 10‐year U.S. government note) and by many measures, extended and subject to a high risk of reversal. We were underweight fixed income for most of the year.

Our core investment philosophy continues to rest on the foundation that our most important mandate is to protect capital and then grow it in a rational manner as opportunities present themselves. We will continue to tactically allocate among stocks, fixed income and cash using Exchange Traded Funds (ETFs) that  address  major asset classes and investment styles  from around the world.

Sincerely,

Donald L. Hagan, CFA

Arthur S. Day

Portfolio Manager

Portfolio Manager

1273-NLD-8/10/2012

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO REVIEW (Unaudited)
June 30, 2012

The Fund's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	1 Year Return	Since Inception**
Day Hagan Tactical Allocation Fund Class A	-2.62%	4.03%
Day Hagan Tactical Allocation Fund Class A with load	-8.26%	1.74%
Day Hagan Tactical Allocation Fund Class C	-3.46%	3.21%
Russell 3000 Total Return	3.84%	13.56%
Blended Index ***	5.58%	10.29%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.26% for Class A shares and 3.01% for Class C shares per the November 1, 2011, prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
** Inception date is October 30, 2009
*** The Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry	% of Net Assets
Equity Funds	79.4%
Debt Funds	8.0%
Other / Cash & Cash Equivalents	12.6%
100.0%

Day Hagan Tactical Allocation Fund of ETFs
SCHEDULE OF INVESTMENTS
June 30, 2012

Shares		Value

	EXCHANGE-TRADED FUNDS - 87.4%
	DEBT FUNDS - 8.0%
11,950	iShares Barclays Aggregate Bond Fund	$ 1,330,035

	EQUITY FUNDS - 79.4%
41,236	iShares MSCI Emerging Markets Index Fund	1,616,039
25,082	iShares Russell 1000 Value Index Fund	1,711,345
98,430	iShares Russell 1000 Growth Index Fund #	6,223,729
7,794	iShares Russell 2000 Value Index Fund ^	548,620
18,286	iShares Russell 2000 Growth Index Fund #	1,672,620
8,387	Vanguard MSCI Emerging Markets ETF	335,060
21,868	Vanguard MSCI Pacific ETF	1,096,024
		13,203,437

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,839,915)	14,533,472

	SHORT-TERM INVESTMENTS - 13.7%
2,275,544	Fidelity Institutional Treasury Only Money Market Fund, 0.01%** (Cost $2,275,544)	2,275,544

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%
538,156	Fidelity Institutional Treasury Only Money Market Fund, 0.01%**	538,156
	(Cost $538,156)

	TOTAL INVESTMENTS - 104.3% (Cost $17,653,615) (a)	$ 17,347,172
	CALL OPTIONS WRITTEN - (0.7)% (Proceeds $73,718)	(108,700)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%	(603,958)
	TOTAL NET ASSETS - 100.0%	$ 16,634,514

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (0.7)% *	Value
400	iShares Russell 1000 Growth Index Fund	$ 34,000
	Expiration July 2012, Exercise Price $63.00
180	iShares Russell 2000 Growth Index Fund	74,700
	Expiration July 2012, Exercise Price $88.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $73,718)(a)	$ 108,700

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
^ A portion of this security is out on loan as of June 30, 2012.
# Subject to written call option.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including call options written) is $17,798,312 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 37,636
	Unrealized Depreciation:	(597,476)
	Net Unrealized Depreciation:	$ (559,840)

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

ASSETS
Investment securities:
At cost (including collateral on loaned securities)	$ 17,653,615
At value (including collateral on loaned securities)	$ 17,347,172
Dividends and interest receivable	9,751
Prepaid expenses and other assets	11,146
TOTAL ASSETS	17,368,069

LIABILITIES
Securities lending collateral	538,156
Options written, at value (Proceeds $ 73,718)	108,700
Distribution (12b-1) fees payable	51,923
Investment advisory fees payable	9,207
Fees payable to other affiliates	4,713
Payable for Fund shares repurchased	2,774
Accrued expenses and other liabilities	18,082
TOTAL LIABILITIES	733,555
NET ASSETS	$ 16,634,514

Composition of Net Assets:
Paid in capital	$ 17,173,984
Accumulated net investment loss	(7,453)
Accumulated net realized loss from security transactions	(190,592)
Net unrealized depreciation on investments	(341,425)
NET ASSETS	$ 16,634,514

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 16,460,563
Shares of beneficial interest outstanding (a)	1,655,903
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)(c)	$ 9.94
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 10.55

Class C Shares:
Net Assets	$ 173,951
Shares of beneficial interest outstanding (a)	17,834
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$ 9.75

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c) A redemption fee of 2.00% is imposed on shares redeemed within 60 days after they are purchased.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2012

INVESTMENT INCOME
Dividends	$ 254,477
Interest	598
Securities lending income	4,232
TOTAL INVESTMENT INCOME	259,307

EXPENSES
Investment advisory fees	167,035
Distribution (12b-1) fees:
Class A	41,219
Class C	2,160
Administrators and related parties fees and expenses	45,497
MFund services fees	21,701
Professional fees	17,758
Registration fees	14,575
Compliance officer fees	11,397
Custodian fees	3,782
Trustees fees and expenses	3,501
Non 12b-1 shareholder servicing fees	3,323
Insurance expense	1,392
Printing and postage expenses	427
Other expenses	3,985
TOTAL EXPENSES	337,752

Less: Fees waived by the Advisor	(67,401)
NET EXPENSES	270,351

NET INVESTMENT LOSS	(11,044)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(270,745)
Options Written	94,082
Distributions of realized gains by underlying investment companies	1,490
Net realized loss from investments and options written	(175,173)
Net change in unrealized appreciation (depreciation) on:
Investments	(314,819)
Options Written	(34,982)
Net change in unrealized depreciation on investments and options written	(349,801)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(524,974)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (536,018)

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2012	June 30, 2011
FROM OPERATIONS
Net investment income (loss)	$ (11,044)	$ 29,052
Net realized gain (loss) from investments and options written	(176,663)	1,458,016
Distributions of realized gains by underlying investment companies	1,490	-
Net change in unrealized appreciation (depreciation) on investments
and options written	(349,801)	563,466
Net increase (decrease) in net assets resulting from operations	(536,018)	2,050,534

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1,432,723)	(193,082)
Class C	(19,778)	(2,676)
From net investment income:
Class A	(22,503)	(6,549)
Class C	-	-
Total distributions to shareholders	(1,475,004)	(202,307)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,116,315	4,557,644
Class C	52,400	39,505
Net asset value of shares issued in reinvestment of distributions:
Class A	1,394,464	188,666
Class C	19,778	2,675
Payments for shares redeemed:
Class A	(2,607,000)	(1,767,258)
Class C	(92,527)	-
Net increase (decrease) in net assets from shares of beneficial interest	883,430	3,021,232

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,127,592)	4,869,459

NET ASSETS
Beginning of Year	17,762,106	12,892,647
End of Year *	$ 16,634,514	$ 17,762,106
*Includes accumulated net investment income (loss) of:	$ (7,453)	$ 22,503

SHARE ACTIVITY
Class A:
Shares Sold	204,663	419,849
Shares Reinvested	146,017	17,151
Shares Redeemed	(256,048)	(162,944)
Net increase in shares of beneficial interest outstanding	94,632	274,056

Class C:
Shares Sold	5,145	3,745
Shares Reinvested	2,102	245
Shares Redeemed	(9,365)	-
Net increase (decrease) in shares of beneficial interest outstanding	(2,118)	3,990

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

		Class A

		Year		Year		Period
		Ended		Ended		Ended
		June 30, 2012		June 30, 2011		June 30, 2010	(1)
Net asset value, beginning of period		$ 11.23		$ 9.89		$ 10.00

Activity from investment operations:
	Net investment income (loss)	(0.01)	(8)	0.02		-	(2)
	Net realized and unrealized gain
	(loss) from investments	(0.33)		1.46		(0.09)
Total from investment operations		(0.34)		1.48		(0.09)

Less distributions from:
	Net investment income	(0.01)		-	(2)	(0.03)
	Net realized gains	(0.94)		(0.14)		-
Total distributions		(0.95)		(0.14)		(0.03)

Paid-in-Capital From Redemption Fees		-		-	(2)	0.01

Net asset value, end of period		$ 9.94		$ 11.23		$ 9.89

Total return (3)		(2.62)%		15.00%		(0.80)%	(6)

Net assets, at end of period (000s)		$ 16,461		$ 17,541		$ 12,735

Ratio of gross expenses to average
	net assets (4)(7)	2.00%		2.03%		2.36%	(5)
Ratio of net expenses to average
	net assets (7)	1.60%		1.60%		1.60%	(5)
Ratio of net investment income (loss)
	to average net assets (7)	(0.06)%		0.19%		(0.14)%	(5)

Portfolio Turnover Rate		297%		232%		148%	(6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class A shares commenced operations on October 30, 2009.
(2)	Amount represents less than $0.01 per share.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns woudl have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Not annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Per share amounts calculated using the average shares method.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

		Class C

		Year		Year		Period
		Ended		Ended		Ended
		June 30, 2012		June 30, 2011		June 30, 2010	(1)
Net asset value, beginning of period		$ 11.11		$ 9.85		$ 10.00

Activity from investment operations:
	Net investment income (loss)	(0.08)	(8)	(0.05)		(0.01)
	Net realized and unrealized gain
	(loss) from investments	(0.34)		1.45		(0.12)
Total from investment operations		(0.42)		1.40		(0.13)

Less distributions from:
	Net investment income	-		-	(2)	(0.02)
	Net realized gains	(0.94)		(0.14)		-
Total distributions		(0.94)		(0.14)		(0.02)

Net asset value, end of period		$ 9.75		$ 11.11		$ 9.85

Total return (3)		(3.46)%		14.20%		(1.33)%	(6)

Net assets, at end of period (000s)		$ 174		$ 222		$ 157

Ratio of gross expenses to average
	net assets (4)(7)	2.75%		2.78%		3.11%	(5)
Ratio of net expenses to average
	net assets (7)	2.35%		2.35%		2.35%	(5)
Ratio of net investment income (loss)
	to average net assets (7)	(0.82)%		(0.50)%		(0.89)%	(5)

Portfolio Turnover Rate		297%		232%		148%	(6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class C shares commenced operations on October 30, 2009.
(2)	Amount represents less than $0.01 per share.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns woudl have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Not annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Per share amounts calculated using the average shares method.

See accompanying notes to financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-five series. These financial statements include the following series: Day Hagan Tactical Allocation Fund of ETFs (the “Fund”). The Fund is registered as diversified. The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2012:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$ 14,533,472	$ -	$ 14,533,472
Short-Term Investments	-	2,275,544	2,275,544
Investment of Cash Collateral For Securities Loaned	-	538,156	538,156
Total	$ 14,533,472	$ 2,813,700	$ 17,347,172

Liabilities Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$ 108,700	$ -	$ 108,700

Total	$ 108,700	$ -	$ 108,700

(a) As of and during the year ended June 30, 2012, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no significant transfers into and out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) by major index classification, please refer to the Schedule of Investments.

During the year ended June 30, 2012, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

For the year ended June 30, 2012, the Fund had a net realized gain of $35,483 on options purchased and options written, subject to equity price risk and these realized gains are included in the line items marked “Net realized gain (loss) from investments and options written” on the Statements of Operations in this shareholder report. For the year ended June 30, 2012, the Fund had net unrealized depreciation of $34,982 on options subject to equity price risk and this unrealized

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

depreciation is included in the line items marked “Net change in unrealized appreciation (depreciation) on options written” on the Statements of Operations in this shareholder report.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended June 30, 2012, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of June 30, 2012, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (years ended June 30, 2010, June 30, 2011 and June 30, 2012) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Fund’s tax return is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A $15 fee may also be charged for redemptions made by wire.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended June 30, 2012, there were no redemption fees paid to the Fund and there were no CDSC fees paid to the Manager.

j)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

At June 30, 2012, the market value of securities on loan and the cash collateral value for the loan were as follows:

Market Value	Collateral Value
$ 542,003	$ 538,156

It is the Fund’s policy to obtain additional collateral from, or excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 41,931,135	$ 39,189,638

(3)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the year ended June 30, 2012 were as follows:

	Call Options
	Number of Options *	Premiums *
Options outstanding at beginning of year	-	$ -
Options written	1,377	223,803
Options covered	(317)	(69,667)
Options exercised	-	-
Options expired	(480)	(80,418)

Options outstanding at end of year	580	$ 73,718

(4)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended June 30, 2012, management fees of $167,035 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of the Fund’s average daily net assets through October 31, 2012. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year ended June 30, 2012, the Manager waived management fees of $67,401. As of June 30, 2012, the Manager may recapture $52,191 of waived management fees no later than June 30, 2013, $67,901 no later than June 30, 2014 and $67,401 no later than June 30, 2015.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2012, the Fund incurred $21,701 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services  [and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust)], and is not paid any fees directly by the Trust for serving in such capacities.

Matrix 360 Administration, LLC (“Matrix”) served as the Fund’s administrator, fund accountant and transfer agent through April 27, 2012. Effective April 27, 2012, Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the year ended June 30, 2012, Day Hagan received $266 in underwriter commissions from the sale of shares of the Fund.

(6)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2012	June 30, 2011
Ordinary Income	$ 1,426,205	$ 202,307
Long-Term Capital Gain	48,799	-
	$ 1,475,004	$ 202,307

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October and		Unrealized	Total
Ordinary	Long-Term	Late Year	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficit)
$ -	$ 27,823	$ (7,453)	$ -	$ (559,840)	$ (539,470)

The difference between book basis and tax basis net unrealized depreciation of investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $7,453.

Permanent book and tax differences primarily attributable to net operating losses and adjustments for grantor trusts, resulted in reclassification for the Fund for the period ended June 30, 2012 as follows: a decrease in accumulated net investment loss of $3,591 and a increase in accumulated net realized loss from security transactions of $3,591.

(7)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(8)

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(9)

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

the Mutual Fund Series Trust and the Shareholders

of the Day Hagan Tactical Allocation Fund of ETFs

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Day Hagan Tactical Allocation Fund of ETFs, a series of shares of beneficial interest of the Mutual Fund Series Trust (the “Fund”), as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period October 30, 2009 (commencement of operations) through June 30, 2010.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Day Hagan Tactical Allocation Fund of ETFs, as of June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the two-year period then ended and for the period October 30, 2009 through June 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2012

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Renewal of Management Agreement with Day Hagan Asset Management

At a meeting of the Board of Trustees of Mutual Fund Series Trust (the “Trust”) on August 30, 2011, the Board considered the renewal of the Management Agreement between Day Hagan Asset Management (“Day Hagan”) and the Trust on behalf of the Day Hagan Tactical Allocation Fund of ETFs (for purposes of this section, the “Fund”).  The Trustees reviewed Day Hagan’s responses to a series of questions regarding, among other things, the investment performance of the Fund for the 1-year period ended June 30, 2011, Day Hagan’s services to the Fund, comparative fee and expense information, and Day Hagan’s profitability from managing the Fund.  The Trustees noted that Day Hagan is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.  However, they also noted that Day Hagan receives the benefit of 12b-1 fees that are used to promote the sale of Fund shares.

As to the nature, extent and quality of the services provided by Day Hagan to the Fund, the Trustees reviewed Day Hagan’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Day Hagan.  The Board considered Day Hagan’s duties under the terms of the Management Agreement.  The Trustees noted that Day Hagan had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.  The Trustees considered the investment experience of the its portfolio managers for the Fund, as well as the quality of the administrative services provided by Day Hagan.  The Trustees noted that Day Hagan has been the adviser to the Fund since its inception.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Management Agreement.

As to the Fund’s performance, the Board referred to the report from Day Hagan, which contained Morningstar performance returns as of June 30, 2011 for Class A shares of the Fund, as well as comparative data with the Fund’s respective peer group, composed of funds in the Morningstar World Allocation category.  The Board also considered the performance data as of June 30, 2011 in the Fund’s annual report.  The Board noted that the Fund underperformed its benchmark index—which reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component—for the 1-year and since inception periods.  However, the Board also noted that the Fund had been in operation less than 2 years, which was a relatively short period by which to judge the adviser’s performance.  As a result, the Board concluded that it would continue to monitor the Fund’s performance and that it was acceptable.

As to the costs of the services to be provided and the profits to be realized by Day Hagan, the Trustees reviewed Day Hagan’s analysis of its profitability and its financial condition, and noted that Day Hagan is participating in expense cap arrangements.  Based on their review, the Trustees concluded that they were satisfied that Day Hagan’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fees paid by the Fund and compared them to management fees paid by funds in its peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in its peer group.  The Trustees noted that the Fund’s management fee was higher than the average for its peers, but lower than certain funds in the peer group. They also considered the management fees charged by the adviser for managing its separate accounts.  The Board also noted that the Fund’s net expense ratio was above the average for its peer group. The Trustees concluded that the Fund’s management fee was reasonable.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Day Hagan to share its economies of scale with the Funds, and their respective shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where Day Hagan could realize any economies of scale and thus a discussion regarding economies of scale was not relevant at this time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Day Hagan is in the best interests of the Fund and its shareholders.

TRUSTEE AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-329-4246.

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 4020 South 147th Street, Suite 2, Omaha, NE 68137 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 2000. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	[25]	None
Tiberiu Weisz c/o Mutual Fund Series Trust 4020 South 147th Street, Suite 2, Omaha, NE 68137 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	[25]	None
Dr. Bert Pariser The MITCU Corp. 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	[25]	None

TRUSTEE AND OFFICERS (Unaudited) (continued)

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street, Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Chief Executive Officer	Trustee since 7/2006; President and Chief Executive Officer since 4/2012

Managing Member, Catalyst Capital Advisors LLC, January 2006- present;

President, MFund Services LLC, 1/2012 to present;

President, Abbington Capital Group LLC, 1998- present;

President,  Mutual Advisors, Inc., 3/2011 to present;

CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 3/2010;

SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.

				[25]	None
Erik Naviloff 450 Wireless Blvd Hauppauge, New York 11788 Year of Birth: 1968	Treasurer and Principal Financial Officer and	Since 4/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, New York 11788 Year of Birth: 1976	Secretary	Since 4/2012

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

				N/A	N/A
Debra Brown CCO Compliance 32 Saddlebrook Lane Phoenixville, PA 19460 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present	N/A	N/A

* The term of office of each Trustee is indefinite.

** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust.

Day Hagan Tactical Allocation Fund of ETFs

EXPENSE EXAMPLES

June 30, 2012 (Unaudited)

As a shareholder of the Day Hagan Tactical Allocation Fund of ETFs, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Day Hagan Tactical Allocation Fund of ETFs and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund of ETFs’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 – 6/30/12	Expense Ratio During Period** 1/1/12 – 6/30/12
Class A	$1,000.00	$1,040.80	$8.02	1.58%
Class C	1,000.00	1,036.10	11.90	2.35

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period* 1/1/12 – 6/30/12	Expense Ratio During Period** 1/1/12 – 6/30/12
Class A	$1,000.00	$1,017.01	$7.92	1.58%
Class C	1,000.00	1,013.18	11.76	2.35

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

Mutual Fund Series Trust

450 Wireless Blvd

Hauppauge, NY 11788

MANAGER

Donald L. Hagan, LLC

also known as

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2012	2011
Day Hagan Tactical Allocation Fund of ETFs	11,000	11,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2012	2011
Day Hagan Tactical Allocation Fund of ETFs	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2012 and 2011 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2012 and 2011 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: September 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: September 10, 2012